UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2024

DATE OF REPORTING PERIOD:	January 1, 2024 through June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Calamos Growth and Income Portfolio

Calamos Growth and Income Portfolio

Semi-Annual Shareholder Report  - June 30, 2024

This semi-annual shareholder report contains important information about the Calamos Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959 .

WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Calamos Growth and Income Portfolio	$74	1.40%

KEY PORTFOLIO STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$30,924,981	152	11%

WHAT DID THE PORTFOLIO INVEST IN?

The Portfolio employs an equity-oriented approach that blends stocks with complementary allocations to convertibles, fixed income, and options, seeking to generate total returns higher than the benchmark S&P 500 Index but with less risk and lower volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	29.7
Financials	11.9
Consumer Discretionary	10.7
Communication Services	10.5
Health Care	10.2
Industrials	6.9
Consumer Staples	5.5
Utilities	3.8
Energy	3.3
Materials	2.3
Other	1.7
Real Estate	1.6

TOP 10 HOLDINGS

% OF NET ASSETS

Microsoft Corp.	7.4
NVIDIA Corp.	5.8
Apple, Inc.	5.6
Alphabet, Inc., Class A	5.1
Amazon.com, Inc.	4.2
Meta Platforms, Inc., Class A	2.2
Broadcom, Inc.	1.6
Visa, Inc., Class A	1.6
Eli Lilly & Co.	1.4
JPMorgan Chase & Co.	1.3

www.calamos.com

Calamos Growth and Income Portfolio

Semi-Annual Shareholder Report  - June 30, 2024

CHANGES IN OR DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants.

For additional information about the Portfolio, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959 .

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959  | www.calamos.com | CATTSRS 24

Item 2: Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3: Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4: Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Growth and Income Portfolio

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION JUNE 30, 2024

TABLE OF CONTENTS

Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes In Net Assets	5
Financial Highlights	6
Schedule of Investments	7
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	18
Statement Regarding Basis for Approval of Investment Advisory Contract	19

Statement of Assets and Liabilities June 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value (cost $17,227,834)*	$31,443,235
Cash with custodian	499,028
Receivables:
Investments sold	120,000
Accrued interest and dividends	41,058
Portfolio shares sold	181
Prepaid expenses	1,554
Other assets	92,498
Total assets	32,197,554
LIABILITIES
Collateral for securities loaned	1,100,543
Payables:
Portfolio shares redeemed	17,293
Affiliates:
Investment advisory fees	18,920
Deferred compensation to trustees	92,498
Trustees' fees and officer compensation	1,015
Other accounts payable and accrued liabilities	42,304
Total liabilities	1,272,573
NET ASSETS	$30,924,981
COMPOSITION OF NET ASSETS
Paid in capital	$15,684,380
Accumulated distributable earnings (loss)	15,240,601
NET ASSETS	$30,924,981
Shares outstanding (no par value; unlimited number of shares authorized)	1,434,757
Net asset value and redemption price per share	$21.55
* Includes securities on loan	$1,188,521

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Operations Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$65,530
(Amortization)/accretion of investment securities	(62,823)
Net interest	2,707
Dividends	155,234
Dividend taxes withheld	(48)
Securities lending income, net of rebates received or paid to borrowers	2,166
Total investment income	160,059
EXPENSES
Investment advisory fees	112,940
Legal fees	33,999
Audit fees	24,515
Printing and mailing fees	13,728
Trustees' fees and officer compensation	7,749
Accounting fees	5,967
Transfer agent fees	3,810
Custodian fees	1,651
Fund administration fees	910
Tax fees	344
Interest expense	70
Other	5,128
Total expenses	210,811
NET INVESTMENT INCOME (LOSS)	(50,752)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	1,798,744
Purchased options	(139,552)
Foreign currency transactions	(604)
Written options	23,693
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	1,855,310
Purchased options	(4,368)
NET GAIN (LOSS)	3,533,223
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,482,471

See accompanying Notes to Financial Statements

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Statements of Changes in Net Assets

	(UNAUDITED) SIX MONTHS ENDED JUNE 30, 2024	YEAR ENDED DECEMBER 31, 2023
OPERATIONS
Net investment income (loss)	$(50,752)	$(22,357)
Net realized gain (loss)	1,682,281	619,998
Change in unrealized appreciation/(depreciation)	1,850,942	4,541,326
Net increase (decrease) in net assets resulting from operations	3,482,471	5,138,967
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(529,245)	(934,860)
CAPITAL SHARE TRANSACTIONS
Issued	936,416	1,347,471
Issued in reinvestment of distributions	529,245	934,860
Redeemed	(3,012,783)	(3,422,565)
Net increase (decrease) in net assets from capital share transactions	(1,547,122)	(1,140,234)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,406,104	3,063,873
NET ASSETS
Beginning of period	$29,518,877	$26,455,004
End of period	$30,924,981	$29,518,877
CAPITAL SHARE TRANSACTIONS
Shares issued	45,012	76,253
Shares issued in reinvestment of distributions	25,943	55,747
Shares redeemed	(146,886)	(190,862)
Net increase (decrease) in capital shares outstanding	(75,931)	(58,862)

See accompanying Notes to Financial Statements

www.calamos.com

Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JUNE 30,		YEAR ENDED DECEMBER 31,
	2024		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.54		$16.86	$22.85	$20.57	$17.01	$14.01
Income from investment operations:
Net investment income (loss)(a)	(0.03)		(0.01)	0.00 **	(0.09)	0.18	0.17
Net realized and unrealized gain (loss)	2.40		3.29	(4.18)	4.19	3.57	3.38
Total from investment operations	2.37		3.28	(4.18)	4.10	3.75	3.55
Less distributions to common shareholders from:
Net investment income	(0.04)		(0.10)	(0.13)	(0.08)	(0.09)	(0.26)
Net realized gains	(0.32)		(0.50)	(1.68)	(1.74)	(0.10)	(0.29)
Total distributions	(0.36)		(0.60)	(1.81)	(1.82)	(0.19)	(0.55)
Net asset value, end of period	$21.55		$19.54	$16.86	$22.85	$20.57	$17.01
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value(c)	12.21%		20.12%	(19.07%)	21.40%	22.43%	25.56%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	1.40	%(d)	1.44%	1.33%	1.20%	1.29%	1.35%
Net investment income (loss)	(0.34	%)(d)	(0.08%)	(0.01%)	(0.40%)	1.01%	1.09%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$30,925		$29,519	$26,455	$35,663	$32,254	$28,112
Portfolio turnover rate(e)	11%		21%	23%	16%	45%	21%

**  Amounts are less than $0.005.

(a)  Net investment income allocated based on average shares method.

(b)  Performance figures of the Portfolio do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If they did, performance would be lower.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(d)  Annualized.

(e)  Not annualized.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments June 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (17.9%)
	Communication Services (1.2%)
60,000	Liberty Media Corp.* 2.375%, 09/30/53	$64,465
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	94,836
110,000	Live Nation Entertainment, Inc. 3.125%, 01/15/29	122,467
90,000	Snap, Inc.* 0.500%, 05/01/30	92,380
		374,148
	Consumer Discretionary (3.0%)
75,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	72,602
95,000	Booking Holdings, Inc. 0.750%, 05/01/25	199,975
115,000	Ford Motor Company 0.000%, 03/15/26	116,523
75,000	JD.com, Inc.* 0.250%, 06/01/29	70,294
150,000	Meritage Homes Corp.*^ 1.750%, 05/15/28	150,613
36,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	116,319
150,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	146,316
35,000	Wayfair, Inc. 3.250%, 09/15/27	40,109
11,000	Winnebago Industries, Inc.* 3.250%, 01/15/30	10,226
		922,977
	Consumer Staples (0.5%)
70,000	Post Holdings, Inc. 2.500%, 08/15/27	77,259
75,000	Spectrum Brands, Inc.* 3.375%, 06/01/29	72,949
		150,208
	Energy (0.2%)
65,000	Northern Oil & Gas, Inc.^ 3.625%, 04/15/29	75,237
		75,237
	Financials (0.9%)
45,000	Federal Realty OP, LP* 3.250%, 01/15/29	43,306
90,000	Global Payments, Inc.*^ 1.500%, 03/01/31	82,758
110,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	144,650
		270,714
PRINCIPAL AMOUNT		VALUE
	Health Care (1.3%)
55,000	Dexcom, Inc. 0.375%, 05/15/28	$53,821
130,000	0.250%, 11/15/25	130,248
52,000	Exact Sciences Corp.* 2.000%, 03/01/30	46,173
75,000	Integer Holdings Corp. 2.125%, 02/15/28	107,447
75,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	75,419
		413,108
	Industrials (2.1%)
55,000	Axon Enterprise, Inc. 0.500%, 12/15/27	75,625
85,000	Fluor Corp.* 1.125%, 08/15/29	97,148
170,000	Middleby Corp. 1.000%, 09/01/25	181,871
130,000	Tetra Tech, Inc.*^ 2.250%, 08/15/28	152,436
115,000	Uber Technologies, Inc.* 0.875%, 12/01/28	136,928
		644,008
	Information Technology (5.0%)
58,000	Advanced Energy Industries, Inc.* 2.500%, 09/15/28	60,626
70,000	CyberArk Software, Ltd. 0.000%, 11/15/24	121,740
80,000	Itron, Inc.* 1.375%, 07/15/30	79,705
120,000	MKS Instruments, Inc.* 1.250%, 06/01/30	127,944
50,000	NCL Corp., Ltd. 5.375%, 08/01/25	60,813
170,000	ON Semiconductor Corp. 0.500%, 03/01/29	163,472
25,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	85,243
180,000	Parsons Corp.* 2.625%, 03/01/29	193,295
125,000	Seagate HDD Cayman* 3.500%, 06/01/28	170,836
77,000	Super Micro Computer, Inc.* 0.000%, 03/01/29	77,527
60,000	Tyler Technologies, Inc. 0.250%, 03/15/26	65,928
74,000	Vertex, Inc.* 0.750%, 05/01/29	88,157
155,000	Western Digital Corp.* 3.000%, 11/15/28	247,605
		1,542,891

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments June 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Real Estate (1.0%)
115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	$101,698
175,000	Welltower OP, LLC*^ 2.750%, 05/15/28	207,996
		309,694
	Utilities (2.7%)
115,000	Alliant Energy Corp. 3.875%, 03/15/26	113,528
165,000	CMS Energy Corp. 3.375%, 05/01/28	161,806
105,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	120,066
70,000	PG&E Corp.* 4.250%, 12/01/27	70,640
195,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	187,091
175,000	Southern Company^ 3.875%, 12/15/25	178,719
		831,850
	TOTAL CONVERTIBLE BONDS (Cost $5,079,018)	5,534,835
NUMBER OF SHARES		VALUE
COMMON STOCKS (77.1%)
	Communication Services (9.3%)
8,580	Alphabet, Inc. - Class A	1,562,847
1,320	Meta Platforms, Inc. - Class A	665,570
325	Netflix, Inc.#	219,336
1,315	T-Mobile U.S., Inc.	231,677
1,920	Walt Disney Company	190,637
		2,870,067
	Consumer Discretionary (7.7%)
6,665	Amazon.com, Inc.#	1,288,011
2,350	Chipotle Mexican Grill, Inc.#	147,228
560	Home Depot, Inc.	192,774
535	Lowe's Companies, Inc.	117,946
560	McDonald's Corp.	142,710
1,340	NIKE, Inc. - Class B	100,996
1,185	Starbucks Corp.	92,252
987	Tesla, Inc.#	195,308
970	TJX Companies, Inc.	106,797
		2,384,022
	Consumer Staples (5.0%)
3,160	Coca-Cola Company	201,134
1,320	Colgate-Palmolive Company	128,093
350	Costco Wholesale Corp.	297,496
1,105	Mondelez International, Inc. - Class A	72,311
NUMBER OF SHARES		VALUE
1,825	Philip Morris International, Inc.	$184,927
1,810	Procter & Gamble Company	298,505
790	Target Corp.	116,952
3,480	Walmart, Inc.	235,631
		1,535,049
	Energy (3.1%)
625	Chevron Corp.	97,762
1,005	ConocoPhillips	114,952
3,355	Exxon Mobil Corp.	386,228
730	Hess Corp.	107,690
865	Marathon Petroleum Corp.	150,060
2,335	Schlumberger, NV	110,165
		966,857
	Financials (10.2%)
485	American Express Company	112,302
1,350	American International Group, Inc.	100,224
583	Assurant, Inc.	96,924
6,320	Bank of America Corp.	251,346
125	BlackRock, Inc.	98,415
895	Chubb, Ltd.	228,297
1,915	Citigroup, Inc.	121,526
270	Goldman Sachs Group, Inc.	122,126
1,935	JPMorgan Chase & Company	391,373
1,164	KKR & Company, Inc.	122,499
1,100	Marsh & McLennan Companies, Inc.	231,792
755	Mastercard, Inc. - Class A	333,076
1,415	Morgan Stanley	137,524
255	S&P Global, Inc.	113,730
1,875	Visa, Inc. - Class A	492,131
3,655	Wells Fargo & Company	217,071
		3,170,356
	Health Care (8.9%)
810	Abbott Laboratories	84,167
935	AbbVie, Inc.	160,371
1,210	Alcon, Inc.	107,787
3,408	Boston Scientific Corp.#	262,450
1,260	Bristol-Myers Squibb Company	52,328
445	Danaher Corp.	111,183
685	Dexcom, Inc.#	77,665
230	Elevance Health, Inc.	124,628
480	Eli Lilly & Company	434,582
1,615	Johnson & Johnson	236,048
195	McKesson Corp.	113,888
1,360	Medtronic, PLC	107,046
2,065	Merck & Company, Inc.	255,647
230	Stryker Corp.	78,258
320	Thermo Fisher Scientific, Inc.~	176,960

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Growth and Income Portfolio   Schedule of Investments June 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
515		UnitedHealth Group, Inc.	$262,269
1,095		Zimmer Biomet Holdings, Inc.	118,840
			2,764,117
		Industrials (4.7%)
455		Boeing Company#	82,814
7,935		CSX Corp.	265,426
2,210		Delta Air Lines, Inc.	104,842
1,355		Honeywell International, Inc.	289,347
775		JB Hunt Transport Services, Inc.	124,000
490		Parker-Hannifin Corp.	247,847
545		Rockwell Automation, Inc.	150,028
1,740		RTX Corp.	174,678
			1,438,982
		Information Technology (24.7%)
1,010		Advanced Micro Devices, Inc.#	163,832
8,140		Apple, Inc.~	1,714,447
315		Broadcom, Inc.	505,742
2,510		Cisco Systems, Inc.	119,250
100		Intuit, Inc.	65,721
165		Lam Research Corp.	175,700
1,370		Micron Technology, Inc.	180,196
5,130		Microsoft Corp.~	2,292,854
14,500		NVIDIA Corp.	1,791,330
1,080		Oracle Corp.	152,496
590		Salesforce, Inc.	151,689
210		ServiceNow, Inc.#~	165,201
915	KRW	SK Hynix, Inc.	155,283
			7,633,741
		Materials (2.3%)
2,665		Freeport-McMoRan, Inc.	129,519
615		Linde, PLC	269,868
1,105		PPG Industries, Inc.	139,109
190		Sherwin-Williams Company	56,702
490		Vulcan Materials Company	121,853
			717,051
		Real Estate (0.6%)
680		American Tower Corp.	132,178
1,540		Invitation Homes, Inc.	55,271
			187,449
		Utilities (0.6%)
985		CMS Energy Corp.	58,637
1,110		DTE Energy Company	123,221
			181,858
		TOTAL COMMON STOCKS (Cost $10,062,919)	23,849,549
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.4%)
	Financials (0.8%)
1,180	AMG Capital Trust II 5.150%, 10/15/37	$58,575
2,905	Apollo Global Management, Inc. 6.750%, 07/31/26	190,597
		249,172
	Industrials (0.1%)
678	Chart Industries, Inc. 6.750%, 12/15/25	38,537
		38,537
	Utilities (0.5%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§** 3.369%, 09/15/29	29,739
2,600	NextEra Energy, Inc.^ 6.926%, 09/01/25	107,874
		137,613
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $432,575)	425,322
EXCHANGE-TRADED FUND (0.2%)
	Other (0.2%)
540	iShares Biotechnology ETF^ (Cost $74,298)	74,120
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.4%)
	Other (1.4%)
300,000	United States Treasury Note 4.375%, 10/31/24	298,992
120,000	3.250%, 08/31/24^	119,560
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $419,522)	418,552
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%)#
	Information Technology (0.0%)
3	Cadence Design Systems, Inc.
92,325	Call, 11/15/24, Strike $300.00	9,135
		9,135

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Portfolio   Schedule of Investments June 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.1%)
74	iShares MSCI EAFE ETF
579,642	Call, 12/20/24, Strike $82.00	$17,094
3	S&P 500 Index
1,638,144	Put, 09/20/24, Strike $5,250.00	14,085
		31,179
	TOTAL PURCHASED OPTIONS (Cost $58,959)	40,314
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)
1,100,543	State Street Navigator Securities Lending Government Money Market Portfolio, 5.327%***† (Cost $1,100,543)	1,100,543
	TOTAL INVESTMENTS (101.7%) (Cost $17,227,834)	31,443,235
LIABILITIES, LESS OTHER ASSETS (-1.7%)		(518,254)
NET ASSETS (100.0%)		$30,924,981

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $222,322.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at June 30, 2024.

***  The rate disclosed is the 7 day net yield as of June 30, 2024.

†  Represents investment of cash collateral received from securities on loan as of June 30, 2024.

FOREIGN CURRENCY ABBREVIATION

KRW  South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the "Trust"), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

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Notes to Financial Statements (Unaudited)

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of June 30, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to each respective Fund are charged to the Portfolio; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Portfolio's taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Portfolio recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2021 – 2024 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio's management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%.

The Portfolio reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statement of Operations.

A Trustee and certain officers of the Trust are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of their compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. The Portfolio's obligation, if any, to make payments under the Plan is a general obligation of the Portfolio and is included in "Payable for deferred compensation to trustees" on the Statement of Assets and Liabilities at June 30, 2024. Deferred compensation of $92,498 is included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2024.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments for the six month period ended June 30, 2024 were as follows:

	U.S. GOVERNMENT SECURITIES	OTHER
Cost of purchases	$—	$3,348,996
Proceeds from sales	415,000	5,567,622

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows*:

Cost basis of investments	$17,227,834
Gross unrealized appreciation	14,577,067
Gross unrealized depreciation	(361,666)
Net unrealized appreciation (depreciation)	$14,215,401

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The tax character of distributions for the period ended June 30, 2024 will be determined at the end of the Portfolio's current fiscal year.

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Notes to Financial Statements (Unaudited)

Distributions for the year ended December 31, 2023 were characterized for federal income tax purposes as follows:

YEAR ENDED DECEMBER 31, 2023
Distributions paid from:
Ordinary income	$160,047
Long-term capital gains	774,813
Return of capital	—
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
Undistributed ordinary income	$28,204
Undistributed capital gains	469,213
Total undistributed earnings	497,417
Accumulated capital and other losses	—
Net unrealized gains/(losses)	11,919,097
Total accumulated earnings/(losses)	12,416,514
Other	(129,139)
Paid-in-capital	17,231,502
Net assets applicable to common shareholders	$29,518,877

Note 5 – Derivative Instruments

Foreign Currency Risk. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs Over-The-Counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between the Portfolio and the counterparty and the amount of collateral due from the Portfolio or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. When a Portfolio is required to post collateral under the terms of a derivatives transaction and master netting agreement, the Portfolio's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among the Portfolio, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that the Portfolio defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to the Portfolio's custodian. The master netting agreement provides, in relevant part, that the Portfolio may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Portfolio's net counterparty exposure is reflected in the counterparty table below. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Portfolio realizes a gain or loss when a position is closed or upon settlement of the contracts. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

As of June 30, 2024, the Portfolio had no outstanding forward foreign currency contracts.

Equity Risk. The Portfolio may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Portfolio may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). The Portfolio may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Portfolio's holdings, on broad-based securities indexes, or certain ETFs.

When a Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statement of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Portfolio do not typically give rise to counterparty credit risk since options written obligate the Portfolio and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of June 30, 2024, the Portfolio had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of June 30, 2024, the Portfolio had outstanding derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Gross amounts at fair value:
Purchased options(1)	$40,314	$—
	$40,314	$—

For the six month period ended June 30, 2024, the volume of derivative activity for the Portfolio is reflected below:*

VOLUME
Purchased options(1)	272
Written options	54

(1)  Generally, the Statement of Assets and Liabilities location for Purchased Options is Investments in securities, at value.

*  Activity during the period is measured by opened number of contracts for options purchased or written (measured in notional).

Note 6 – Securities Lending

The Portfolio may loan one or more of its securities to broker-dealers and banks through the Securities Loan Agreement. In the Securities Loan Agreement, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of the Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that

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Notes to Financial Statements (Unaudited)

may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash collateral, the Portfolio's securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio will pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio's security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Portfolio as of June 30, 2024.

AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
$1,100,543	$—	$1,100,543	$211,709	$976,812	$1,188,521	$87,978

Repurchase agreements involve the Portfolio purchasing securities from a seller, subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. Collateral investments in repurchase agreements are collateralized by U.S. Treasury Bonds. The U.S. Treasury Bonds are held in a custody account at Citibank N.A., the Portfolio's securities lending agent, on behalf of the Portfolio participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Bonds can either be maintained as part of the Portfolio or sold for cash. The Portfolio could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Portfolio is less than the repurchase price and the Portfolio's costs associated with the delay and enforcement of the MRA. The Portfolio did not hold any repurchase agreements at June 30, 2024.

Note 7 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments.

The following is a summary of the inputs used in valuing the Portfolio's holdings at fair value as of June 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,534,835	$—	$5,534,835
Common Stocks	23,694,266	155,283	—	23,849,549
Convertible Preferred Stocks	337,008	88,314	—	425,322
Exchange-Traded Fund	74,120	—	—	74,120
U.S. Government and Agency Securities	—	418,552	—	418,552
Purchased Options	40,314	—	—	40,314
Investment of Cash Collateral For Securities Loaned	—	1,100,543	—	1,100,543
Total	$24,145,708	$7,297,527	$—	$31,443,235

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Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos Advisors Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Growth and Income Portfolio (the "Portfolio"), the sole portfolio constituting the Calamos Advisors Trust (the "Trust"), as of June 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the six-month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of changes in net assets of the Portfolio for the year ended December 31, 2023 and the financial highlights for each of the five years in the period then ended, and in our report dated February 12, 2024, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Review Results

This interim financial information is the responsibility of the Portfolio's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

August 8, 2024

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos Advisors Trust ("Trust") oversees the management of Calamos Growth and Income Portfolio ("Portfolio"), a series of the Trust, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and administrator for the Portfolio. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on June 27, 2024, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the Adviser on behalf of the Portfolio were fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement with respect to the Portfolio through July 31, 2025, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services, (ii) the investment performance of the Portfolio as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by the Portfolio as well as expense information for comparable funds and for other, comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with the Portfolio, (v) whether economies of scale may be realized as the Portfolio grows and whether potential economies may be shared, in some measure, with Portfolio investors and (vi) other benefits to the Adviser from its relationship with the Portfolio. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to the Portfolio took into account the knowledge gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing the Portfolio; the consistency of investment approach; the background and experience of the Adviser's investment personnel responsible for managing the Portfolio; and the Adviser's performance as administrator of the Portfolio, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel involved in providing investment management services to the Portfolio. In addition, the Board considered compliance reports about the Adviser from the Trust's Chief Compliance Officer.

The Board also considered the information provided by the Adviser regarding the Portfolio's performance and the steps the Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's significant investment into its infrastructure and investment processes.

Investment Performance of the Portfolio. The Board considered the Portfolio's investment performance over various time periods, including how the Portfolio performed compared to the average performance of a group of comparable funds (the Portfolio's "Category") selected by an independent third-party service provider. The performance periods considered by the Board ended on March 31, 2024. The Board considered one-, three-, five- and ten-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2024 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider.

The Board considered that the Portfolio outperformed its Category average for all periods.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Portfolio's actual management fee rate compared to the median management fee

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Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

rate for other open-end funds similar in size, character and investment strategy (the Portfolio's "Expense Group") and the Portfolio's total expense ratio compared to the median total expense ratio of the Portfolio's Expense Group.

The Board also reviewed the Adviser's management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Portfolio, the differences reflected the Adviser's greater level of responsibilities and significantly broader scope of services regarding the Portfolio, the more extensive regulatory obligations and risks associated with managing the Portfolio, and other financial considerations with respect to creation and sponsorship of the Portfolio. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's costs in serving as the Portfolio's investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Portfolio. The Board reviewed the Adviser's methodology for allocating costs among the Adviser's lines of business. The Board also considered information regarding the structure of the Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as the Portfolio's investment manager and of the Adviser and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and the Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's parent company and discussed its corporate structure.

The Board considered that the Portfolio's management fee rate and total expense ratio are higher than the respective medians of the Portfolio's Expense Group. The Board reviewed the Portfolio's expenses in light of its performance record and its level of assets.

Economies of Scale. The Board considered whether the Portfolio's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board also considered the benefits accruing to shareholders from the Adviser's investments into its infrastructure and investment processes.

Other Benefits Derived from the Relationship with the Portfolio. The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Portfolio. The Board concluded that, while the Adviser may potentially benefit from its relationship with the Portfolio in ways other than the fees payable by the Portfolio, the Portfolio also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreements with the Portfolio and the fees payable by the Portfolio.

The Board also considered the Adviser's use of a portion of the commissions paid by the Portfolio on its portfolio brokerage transactions to obtain research products and services benefiting the Portfolio and/or other clients of the Adviser and concluded, based on reports from the Trust's Chief Compliance Officer, that the Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Portfolio with the Adviser was in the best interest of the Portfolio and its shareholders.

CALAMOS GROWTH AND INCOME PORTFOLIO SEMIANNUAL REPORT

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics - Not applicable for this semiannual report.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 14, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 14, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 14, 2024